Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Income Taxes

7. Income Taxes

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. Hong Kong profit tax rates are 8.25% on assessable profits up to $256,410 (HK$2,000,000), and 16.5% on any part of assessable profits over $256,410 (HK$2,000,000).

Singapore

A company incorporated in Singapore is subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first $7,463 (S$10,000) taxable income and 50% of the next $141,791 (S$190,000) taxable income exempted from income tax.

The components of the income tax expense are as follows:

	For the six months ended June 30,
	2025	2024	2023
Current
BVI	$-	$-	$-
Hong Kong	-	98,347	150,578
Singapore	-	-	-
Deferred
BVI	-	-	-
Hong Kong	-	-	-
Singapore	-	-	-
Provision for income taxes	$-	$98,347	$150,578

Income tax payable consist of the following as of:

	June 30, 2025	December 31, 2024
Income tax payable	$393,037	$393,037
	$393,037	$393,037

As of June 30, 2025 and December 31, 2024, the Group had net operating loss carry-forward of $3,761,645 (approximately HK$28,664,554) and nil, respectively, from Petrolink Energy Limited, which was operating at losses (after excluding the non-taxable income of the gross amount of the reversal of provision for expected credit loss on accounts receivable of $5,740,368) for the six months ended June 30, 2025. These losses can offset future taxable income and can be carried forward indefinitely. As of June 30, 2025, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. The Group believed that it was more likely than not that Petrolink Energy Limited will be unable to fully utilize its deferred tax assets related to the net operating loss carry-forward in Hong Kong. As a result, the valuation allowance of $628,301 was recorded against the gross deferred tax asset balance as of June 30, 2025.

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	For the six months ended June 30,
	2025	2024	2023
Profit before income taxes	$1,209,506	$418,791	$1,044,073
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	199,569	69,101	172,272
Reconciling items:
Tax effect of income that is not taxable*	(947,213)	(57)	(98)
Tax effect on expenses that is not deductible**	13,980	50,901	-
Tax effect of rate differences in various jurisdictions	126,607	-	-
Effect of domestic tax allowance	(21,244)	(21,598)	(21,596)
Tax effect on changes in valuation allowance	628,301	-	-
Income tax expense	$-	$98,347	$150,578

*	Income that is not taxable mainly consisted of the interest income and the reversal of provision for expected credit loss which are non-taxable under Hong Kong income tax law.

**	Expenses that are not deductible mainly consisted of legal and professional fee which are non-deductible under Hong Kong income tax law

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2025 and December 31, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the six months ended June 30, 2025, 2024 and 2023. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2025.